SEMI-ANNUAL REPORT




State Farm Growth Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740













                                                              May 31, 1997








This report is not to be distributed unless preceded or accompanied by a prospectus.

                      STATE FARM GROWTH FUND, INC.


Dear Shareowner:

    The U.S. equity market continues to post very strong returns. The S&P 500 Index has produced total returns of 29.4% and 13.1% respectively for the twelve and six months ended May 31, 1997, while the Growth Fund yielded 21.6% and 9.4% for the same periods. Returns of this magnitude are somewhat surprising since they follow extraordinary results in 1995 and 1996.

    The S&P 500 Index has rebounded sharply since the middle of April. After rising roughly 10% in January and February, the S&P 500 lost virtually all of those gains in March and early April as investors worried about the possibility of protracted monetary tightening by the Federal Reserve Board and accompanying increases in market interest rates. Stock prices have bounced back vigorously over the last 45 days or so. Investors are encouraged by good earnings results which were reported by most companies for the first quarter of 1997 and now seem to be less concerned about a significant rise in interest rates anytime soon.

    The strong advance in stock prices became very narrow over the past twelve months. A few large- capitalization growth stocks have been leading the market higher, while values of many other stocks have been moving upward at a slower pace or declining. Newsweek published an analysis which illustrated how the "two-tier" nature of the market played out in 1996. As illustrated below, price gains experienced by the 500 stocks which are included in the S&P Index vary greatly when broken down by market capitalization:

    S&P 500 (all stocks)                                                  +20.3% for the year
    S&P 500 (without the 25 biggest capitalization stocks)                +12.2% for the year
    S&P 500 (without the 50 biggest capitalization stocks)                 +9.1% for the year
    S&P 500 (without the 100 biggest capitalization stocks)                +5.4% for the year

    One can readily observe that portfolios which did not contain a full weighting of the largest capitalization companies clearly were at a disadvantage in 1996. Although the breadth of the market expanded somewhat in May when small capitalization and economically sensitive stocks did quite well, the same phenomenon continues to exist so far in 1997. A major brokerage firm recently reported that they monitor the price performance of 7,764 stocks, and over the last 12 months 61.6% of those stocks showed price changes which lagged the S&P 500 Index by 15 percentage points or more. In a narrow market environment such as this, most portfolios, including that of the Fund, do not keep up with results of the Index. Eventually the overwhelming popularity of investing in large capitalization growth companies will diminish. One can never know when, but most often the general preferences of investors change when economic fundamentals dictate a different investment course or valuations of a certain group of stocks reach levels which are very high when compared to other stocks.

    Present valuations of common stocks seem to leave little room for negative surprises. When measured by virtually all general standards, common stocks, viewed as an asset class, are selling at the high end of historical valuation levels. Corporate earnings and interest rates probably need to remain supportive if the market is to maintain present levels or move significantly higher. In periods of relatively high valuations, we feel it becomes more important than ever to invest in companies that are growing and displaying operational progress. As is always the case, such an orientation is the focus of our work.

    The directors have declared a semi-annual dividend of $.32 per Growth Fund share which will be used to purchase additional shares of your account at the net asset value at the close of business on June 30, 1997 unless you have elected to receive payment directly by check.


                             Sincerely,






                             /s/ Kurt G. Moser             /s/ Paul N. Eckley
                             Kurt G. Moser                 Paul N. Eckley
                             Vice President                Vice President

                             June 20, 1997

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

SHARES                                                               VALUE

                         COMMON STOCKS (94.0%)
                AGRICULTURE & FOOD (8.2%)
  2,724,715     Archer-Daniels-Midland Company                   $     54,494,300
     92,000     Campbell Soup Company                                   4,232,000
    320,000     The Coca-Cola Company                                  21,840,000
    465,000     Kellogg Company                                        34,293,750
     97,000     Pioneer Hi-Bred International, Inc.                     6,765,750
    104,000     Sara Lee Corporation                                    4,251,000
                                                                 ----------------
                                                                      125,876,800

                BANKS (10.9%)
    170,000     ABN AMRO Holding N.V.                                   3,146,343
     80,550     Amsouth Bancorporation                                  3,151,519
    355,600     Banc One Corporation                                   15,379,700
    145,100     First Chicago NBD Corporation                           8,597,175
      6,200     First Empire State Corporation                          1,990,200
     60,000     First Security Corporation                              1,470,000
     29,000     First Virginia Banks, Inc.                              1,624,000
     61,300     Golden West Financial Corporation                       4,153,075
    135,000     J.P. Morgan & Co. Incorporated                         14,512,500
    248,200     MBNA Corporation                                        8,407,775
    404,900     National Commerce Bancorporation                        9,616,375
     72,000     Northern Trust Corporation                              3,537,000
    305,000     Norwest Corporation                                    16,317,500
    320,037     Pacific Century Financial Corporation                  14,721,702
    415,158     Popular, Inc.                                          15,308,951
    230,000     Southtrust Corporation                                  8,941,250
     74,900     Suntrust Banks, Inc.                                    3,997,788
     31,000     TCF Financial Corporation                               1,317,500
     30,000     U.S. Bancorp                                            1,841,250
    238,900     Wachovia Corporation                                   14,543,037
     58,300     Washington Federal, Inc.                                1,537,662
     48,200     Wells Fargo & Company                                  12,700,700
                                                                 ----------------
                                                                      166,813,002

                                      4

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)


SHARES                                                               VALUE

                CHEMICALS (8.5%)
    415,000     Air Products and Chemicals, Inc.                 $     32,266,250
     81,000     The Dow Chemical Company                                6,753,375
     63,700     E.I. du Pont de Nemours and Company                     6,935,338
    364,300     Great Lakes Chemical Corporation                       17,805,162
    561,000     International Flavors & Fragrances Inc.                24,894,375
     45,800     Raychem Corporation                                     3,394,925
  1,261,200     Sigma-Aldrich Corporation                              38,624,250
                                                                 ----------------
                                                                      130,673,675

                COMPUTERS AND SOFTWARE (7.6%)
     30,800     Electronic Data Systems Corporation                     1,151,150
  1,437,000     Hewlett-Packard Company                                74,005,500
    248,200     International Business Machines Corporation            21,469,300
    157,100(a)  Microsoft Corporation                                  19,480,400
     25,000(a)  NCR Corporation                                           812,500
                                                                 ----------------
                                                                      116,918,850

                CONSUMERS & MARKETING (6.6%)
    250,000     The Gillette Company                                   22,218,750
    719,600     Hon Industries Inc.                                    34,900,600
     43,728     Jostens, Inc.                                           1,076,802
     59,900     McDonald's Corporation                                  3,009,975
    173,200     Minnesota Mining and Manufacturing Company             15,891,100
    589,000     Rubbermaid Incorporated                                16,418,375
     57,600     The Proctor & Gamble Company                            7,941,600
                                                                 ----------------
                                                                      101,457,202

                ELECTRONIC MANUFACTURING (3.1%)
    109,400     Emerson Electric Co.                                    5,907,600
    418,000     General Electric Company                               25,236,750
    111,000     Intel Corporatiom                                      16,816,500
                                                                 ----------------
                                                                       47,960,850

                                      5

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)


SHARES                                                               VALUE

                HEALTH CARE (15.6%)
    820,000     Ballard Medical Products                         $     15,785,000
  1,550,000     Biomet, Inc.                                           28,965,625
    107,050     Covance Inc.                                            1,993,806
  1,240,800     Johnson & Johnson                                      74,292,900
    473,600     Eli Lilly and Company                                  44,044,800
     20,000     Medtronic, Inc.                                         1,480,000
    182,000     Merck & Co., Inc.                                      16,357,250
    480,000     Pfizer Inc.                                            49,380,000
     53,525     Quest Diagnostics Inc.                                    990,213
     89,794     Rhone-Poulenc Rorer Inc.                                6,756,998
                                                                 ----------------
                                                                      240,046,592
                MEDIA (5.8%)
    873,180     The Walt Disney Company                                71,491,613
    153,500     Reuters Holdings PLC (ADR)                             10,507,551
    360,181(a)  Scandinavian Broadcasting System SA                     7,383,710
                                                                 ----------------
                                                                       89,382,874
                MINING AND METALS (1.7%)
    195,000     Nucor Corporation                                      11,505,000
    185,000     The RTZ Corporation PLC (ADR)                          12,903,750
     81,250     Steel Dynamics, Inc.                                    1,828,125
                                                                 ----------------
                                                                       26,236,875

                NON-ELECTRIC MANUFACTURING (1.4%)
    185,000     Caterpillar Inc.                                       18,060,625
     70,000     Illinois Tool Works Inc.                                3,473,750
                                                                 ----------------
                                                                       21,534,375

                OIL AND GAS (8.3%)
    122,000     Amoco Corporation                                      10,903,750
    440,400(a)  Barrett Resources Corporation                          14,753,400
    530,000     Chevron Corporation                                    37,100,000
    580,000     Exxon Corporation                                      34,365,000
    237,100     Pennzoil Company                                       13,129,412
     83,600     Royal Dutch Petroleum Company (ADR)                    16,322,900
                                                                 ----------------
                                                                      126,574,462
                RETAILING (0.3%)
    169,000     Wal-Mart Stores, Inc.                                   5,027,750


                                      6

                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)


SHARES                                                               VALUE

                TELECOMMUNICATIONS & EQUIPMENT (9.6%)
    450,000(a)  ADC Telecommunications, Inc.                     $     15,412,500
    400,000     AT & T Corp.                                           14,750,000
     86,000(a)  Airtouch Communications, Inc.                           2,397,250
    116,000     Ameritech Corporation                                   7,598,000
    290,200     Deutsche Telekom (ADR)                                  6,602,050
    246,000     LM Ericsson Telephone Company (ADR)                     8,763,750
    129,633     Lucent Technologies Inc.                                8,247,900
    823,000     MCI Communications Corporation                         31,582,625
    264,000     Motorola, Inc.                                         17,523,000
    596,100     SBC Communications Inc.                                34,871,850
                                                                 ----------------
                                                                      147,748,925

                UTILITIES - ELECTRIC (2.3%)
    248,000     Central and South West Corporation                      5,270,000
    132,000     Duke Power Company                                      5,940,000
     88,500     FPL Group, Inc.                                         4,115,250
    305,000     Pacificorp                                              6,061,875
    288,000     Southern Company                                        6,120,000
    166,000     Teco Energy, Inc.                                       4,129,250
     98,500     Texas Utilities Company                                 3,385,938
                                                                 ----------------
                                                                       35,022,313

                MISCELLANEOUS (4.1%)
    428,200     Corning Incorporated                                   21,570,575
    337,500(a)  Osmonics, Inc.                                          5,526,563
    425,000     Pall Corporation                                       10,040,625
    346,400     Vulcan Materials Company                               25,287,200
                                                                 ----------------
                                                                       62,424,963
                                                                 ----------------
                   Total common stocks (cost: $676,883,985)         1,443,699,508


                         STATE FARM GROWTH FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                     VALUE
                        SHORT-TERM INVESTMENTS (6.1%)
  $30,000,000   U.S. Treasury bills, 5.02% to 5.14% effective yield, due June to
                to August, 1997                                                      $     29,835,500
      380,000   Ford Motor Credit Co., 5.36%, 6-3-1997                                        380,113
   28,840,000   General Motors Acceptance Corp., 5.63%, 6-3-1997                           28,889,699
      600,000   General Motors Acceptance Corp., 5.53%, 6-3-1997                              600,923
   30,110,000   General Motors Acceptance Corp., 5.53%, 6-10-1997                          30,123,899
    3,225,000   General Motors Acceptance Corp., 5.56%, 6-17-1997                           3,225,498
                                                                                     ----------------
                  Total Short-term investments (cost: $93,030,746)                         93,055,632
                                                                                     ----------------

           TOTAL INVESTMENTS (100.1%) (cost: $769,914,731)                              1,536,755,140

           CASH AND OTHER ASSETS,
                  LESS LIABILITIES (-.1%)                                                    (996,006)
                                                                                     ----------------
           NET ASSETS (100.0%)                                                       $  1,535,759,134
                                                                                     ================

Notes:  (a)      Non-income producing security.
        (b)      At May 31, 1997, net unrealized appreciation of $766,840,409 consisted of gross unrealized appreciation of $771,921,034 and gross unrealized depreciation of $5,080,625 based on cost of $769,914,731 for federal income tax purposes.


              See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1997
                                 (UNAUDITED)

                                    ASSETS
Investments, at value (cost $769,914,731)                                                   $ 1,536,755,140
Cash                                                                                              1,026,153
Receivable for:
   Dividends and interest                                                   $  3,432,711
   Shares of the Fund sold                                                       174,810
   Sundry                                                                          8,859          3,616,380
                                                                            ------------
Prepaid expenses                                                                                     41,780
                                                                                            ---------------
   Total assets                                                                               1,541,439,453

                          LIABILITIES AND NET ASSETS

Payable for:
   Shares of the Fund redeemed                                                 2,002,116
   Securities purchased                                                        3,225,000
   Other accounts payable (including $396,925 to Manager)                        453,203
                                                                            ------------
     Total liabilities                                                                            5,680,319
                                                                                            ---------------

Net assets applicable to 44,005,042 shares outstanding
   of $.50 par value common stock (100,000,000
   shares authorized                                                                        $ 1,535,759,134
                                                                                            ===============

Net asset value, offering price and redemption
   price per share                                                                          $         34.90
                                                                                            ===============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares
   over amounts paid on redemptions of shares
   on account of capital                                                                    $   706,101,786
Undistributed net realized gain on sales of investments                                          44,968,842
Net unrealized appreciation of investments                                                      766,840,409
Undistributed net investment income                                                              17,848,097
                                                                                            ---------------
Net assets applicable to shares outstanding                                                 $ 1,535,759,134
                                                                                            ===============

              See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                           STATEMENT OF OPERATIONS

                                                                          SIX MONTHS          YEAR ENDED
                                                                             ENDED            NOVEMBER 30,
                                                                          MAY 31, 1997            1996
                                                                           (UNAUDITED)
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
     $163,018 in 1997 and $83,607 in 1996)                                $   11,587,320        18,232,750
   Interest                                                               $    2,241,414         5,377,917
                                                                          --------------    --------------
     Total investment income                                                  13,828,734        23,610,667

EXPENSES:
   Investment advisory and management fees                                       772,594         1,325,421
   Professional fees                                                              19,972            35,869
   ICI dues                                                                       24,617            41,711
   Registration fees                                                              41,406            30,249
   Fidelity bond expense                                                           3,436             7,951
   Directors' fees                                                                 3,600             9,000
   Reports to shareowners                                                          8,482            21,876
   Franchise taxes                                                                 8,423            10,078
   Custodian fees                                                                 14,305            32,062
   Other                                                                           1,691             1,933
                                                                          --------------    --------------
     Total expenses                                                              898,526         1,516,150
     Less: custodian fees paid indirectly                                             --            31,713
                                                                          --------------    --------------
     Net expenses                                                                898,526         1,484,437
                                                                          --------------    --------------
Net investment income                                                         12,930,208        22,126,230

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
   Net realized gain on sales of
     investments                                                              44,968,842        90,788,938
   Change in net unrealized appreciation                                      73,087,728       111,162,700
                                                                          --------------    --------------

Net realized and unrealized gain
     on investments                                                          118,056,570       201,951,638
                                                                          --------------    --------------

Net change in net assets resulting
     from operations                                                      $  130,986,778       224,077,868
                                                                          ==============    ==============

              See accompanying notes to financial statements.

                         STATE FARM GROWTH FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED          YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 1997             1996              1995
                                                          (UNAUDITED)
From operations:
   Net investment income                                $    12,930,208   $     22,126,230  $     17,876,882
   Net realized gain on sales of
     investments                                             44,968,842         90,788,938         6,015,663
   Change in net unrealized appreciation                     73,087,728        111,162,700       238,933,861
                                                        ---------------   ----------------  ----------------
   Net change in net assets resulting
     from operations                                        130,986,778        224,077,868       262,826,406

   Undistributed net investment
     income included in price of
     shares issued and redeemed                                 349,987            718,903           407,527

   Distributions to shareowners from:
     Net investment income (per share $.29
        in 1997, $.53 in 1996 and $.52 in
        1995)                                               (11,484,603)       (18,174,400)      (18,125,076)
     Net realized gain (per share $2.305
        in 1997, $.12 in 1996 and $.175 in 1995)            (90,788,938)        (6,015,663)       (5,860,346)
                                                        ---------------   ----------------  ----------------

   Total distributions to shareowners                      (102,273,541)       (24,190,063)      (23,985,422)

From Fund share transactions:
   Proceeds from shares sold                                120,945,140        177,516,771       110,543,974
   Reinvestment of ordinary income dividends
     and capital gain distributions                          99,714,114         23,554,851        23,301,462
                                                        ---------------   ----------------  ----------------
                                                            220,659,254        201,071,622       133,845,436
   Less payments for shares redeemed                         76,872,598        107,416,790        76,138,727
                                                        ---------------   ----------------  ----------------
   Net increase in net assets from Fund
     share transactions                                     143,786,656         93,654,832        57,706,709
                                                        ---------------   ----------------  ----------------
Total increase in net assets                                172,849,880        294,261,540       296,955,220
Net assets:
   Beginning of period                                    1,362,909,254      1,068,647,714       771,692,494
                                                        ---------------   ----------------  ----------------
   End of period (including undistributed
     net investment income of $17,848,097
     in 1997, $16,052,505 in 1996 and
     $11,381,772 in 1995)                               $ 1,535,759,134      1,362,909,254     1,068,647,714
                                                        ===============   ================  ================


                See accompanying notes to financial statements

                         STATE FARM GROWTH FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION - Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities other than U.S. Treasury bills, are valued on an amortized cost basis. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on an identified cost basis.

    FUND SHARE VALUATION - Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of 3:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

    FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

    On June 13, 1997, an ordinary income dividend of $.32 per share was declared, payable June 30, 1997 (reinvestment date June 30, 1997) to shareowners of record on June 13, 1997.

    Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

    EQUALIZATION ACCOUNTING - A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

    CUSTODIAN FEES - For the period ended May 31, 1997, the Fund no longer receives fee reductions for balances maintained with the custodian, as interest on cash balances is reflected as income rather than an offset to custodian fees. Custodian fees for the year ended November 30, 1996 were reduced based on the Fund's cash balances maintained with the custodian.

2. TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $100 million of average net assets, .15% of the next $100 million of average net assets and .10% of the average net assets in excess of $200 million. The Manager guarantees that all expenses of the Fund, including the compensation of the Manager but excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

                         STATE FARM GROWTH FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

    Under the terms of this agreement, the Fund incurred fees of $772,594, for the six months ended May 31, 1997 and $1,325,421 for the year ended November 30, 1996. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

    Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1997 or the year ended November 30, 1996, except for directors' fees of $3,600 for the six months ended May 31, 1997 and $9,000 for the year ended November 30, 1996 paid to the Fund's independent directors.

3. INVESTMENT TRANSACTIONS

    Investment transactions (exclusive of short-term instruments) are as follows:


                                 SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                   MAY 31, 1997            1996              1995
                                   (UNAUDITED)
   Purchases                     $   128,905,187        255,225,023        46,164,857
   Proceeds from sales                79,255,130        172,902,528        22,290,487
                                 ===============     ==============     =============

4. FUND SHARE TRANSACTIONS

    Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:


                                                           SIX MONTHS ENDED        YEAR ENDED NOVEMBER 30,
                                                             MAY 31, 1997          1996              1995
                                                             (UNAUDITED)
   Shares sold                                                3,744,318          5,839,467         4,289,306
   Shares issued in reinvestment of ordinary
     income dividends and capital gain
     distributions                                            3,179,659            788,486           966,452
                                                             ----------         ----------        ----------
                                                              6,923,977          6,627,953         5,255,758
   Less shares redeemed                                       2,370,870          3,526,507         3,008,177
                                                             ----------         ----------        ----------
   Net increase in shares
     outstanding                                              4,553,107          3,101,446         2,247,581
                                                             ==========         ==========        ==========

                         STATE FARM GROWTH FUND, INC.
                             FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)


                                       SIX MONTHS ENDED                      YEAR ENDED NOVEMBER 30,
                                         MAY 31, 1997        1996         1995         1994       1993     1992
                                          (UNAUDITED)
Net Asset Value, Beginning of
    Period                                 $   34.55        29.40        22.63        22.21      23.05    20.33
    Income from Investment
         Operations
         Net Investment Income                   .29          .63          .50          .44        .45      .43
         Net Gains or Losses on
             Securities (both realized
                 and unrealized)                2.66         5.17         6.97          .43       (.60)    2.70
                                           --------------------------------------------------------------------
    Total from Investment
         Operations                             2.95         5.80         7.47          .87       (.15)    3.13
    Less Distributions
         Net investment income                  (.29)        (.53)        (.52)        (.45)      (.45)    (.41)
         Capital gains                         (2.31)        (.12)        (.18)           -       (.24)       -
                                           --------------------------------------------------------------------
    Total Distributions                        (2.60)        (.65)        (.70)        (.45)      (.69)    (.41)
Net Asset Value, End of Period             $   34.90        34.55        29.40        22.63      22.21    23.05
                                           ====================================================================
Total Return                                    9.38%       20.09%       33.67%        4.02%      (.65%)  15.42%

Ratios/Supplemental Data
Net assets, end of period
    (millions)                             $ 1,535.8      1,362.9      1,068.6        771.7      725.1    696.1
Ratio of expenses to average
    net assets                                   .13%         .13%         .14%         .14%       .14%     .16%
Ratio of net investment income
    to average net assets                       1.85%(a)     1.88%        1.95%        2.00%      2.05%    1.99%
Portfolio turnover rate                            6%(a)       16%           3%           3%         2%       2%
Number of shares outstanding
    at end of period
         (millions)                             44.0         39.5         36.4         34.1       32.7     30.2

Average commission rate paid (c)           $   .0439        .0599            -            -          -        -


(a) Determined on an annualized basis.
(b) The ratio based on net custodian expenses would have been .13% in 1995.
(c) For fiscal years beginning 1996, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.

                     (This page intentionally left blank)

SEMI-ANNUAL
REPORT

MAY 31, 1997





State
Farm
Growth
Fund, Inc.



ONE STATE FARM PLAZA
BLOOMINGTON, ILLINOIS 61710
TELEPHONE  (309) 766-2029
           (800) 447-0740